Revenue from Contracts with Customers - Summary of Revenue Disaggregation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 6,394.7	$ 5,268.5	$ 4,540.4
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3,781.2	3,282.3	2,857.7
Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	267.2	98.2	53.0
Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	256.2	204.5	100.9
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	531.4	453.7	505.2
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,437.5	1,130.7	884.4
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	121.2	99.1	139.2
Aircraft [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	4,003.0	3,300.2	2,842.1
Aircraft [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,942.5	2,539.6	2,150.8
Aircraft [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	132.0	53.6	20.2
Aircraft [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	64.3	20.2	0.0
Aircraft [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	197.2	130.6	114.5
Aircraft [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	639.5	529.0	474.3
Aircraft [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	27.5	27.2	82.3
Long Term Contracts Aircraft and Development [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	661.2	457.3	312.4
Long Term Contracts Aircraft and Development [Member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.8	0.0
Long Term Contracts Aircraft and Development [Member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	79.4	0.0	0.0
Long Term Contracts Aircraft and Development [Member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	59.3	67.1	0.0
Long Term Contracts Aircraft and Development [Member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	154.8	123.4	163.2
Long Term Contracts Aircraft and Development [Member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	357.9	266.0	148.9
Long Term Contracts Aircraft and Development [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	9.8	0.0	0.3
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	43.5	31.1	12.0
Others [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2.5	4.2	1.4
Others [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Others [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Others [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	23.0	5.2	8.9
Others [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	18.0	21.7	1.7
Others [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Service [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,229.2	1,021.6	932.8
Service [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	582.7	487.7	428.8
Service [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	50.0	34.1	24.6
Service [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	102.3	94.0	81.2
Service [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	109.6	128.7	158.4
Service [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	324.4	220.6	193.6
Service [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	60.2	56.5	46.2
Spare Parts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	457.8	458.3	441.1
Spare Parts [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	253.5	250.0	276.7
Spare Parts [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	5.8	10.5	8.2
Spare Parts [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	30.3	23.2	19.7
Spare Parts [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	46.8	65.8	60.2
Spare Parts [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	97.7	93.4	65.9
Spare Parts [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 23.7	$ 15.4	$ 10.4